Summary of Notes Payable (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Note Payable Maturing October 2028 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 13,195	$ 13,195
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	8.75%	8.75%
Note payable maturity date	October 2028	October 2028
Note Payable Maturing October 2027 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 8,676	$ 8,676
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	8.75%	8.75%
Note payable maturity date	October 2027	October 2027
Note Payable Maturing January 2028 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 14,043	$ 14,043
Note payable stated interest rate	6.89%	6.89%
Note payable stated interest rate	8.50%	8.50%
Note payable maturity date	January 2028	January 2028
Note Payable Maturing February 2028 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 18,176	$ 18,176
Note payable stated interest rate	5.99%	5.99%
Note payable stated interest rate	8.50%	8.50%
Note payable maturity date	February 2028	February 2028
Note Payable Maturing April 2028 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 9,567	$ 9,567
Note payable stated interest rate	5.99%	5.99%
Note payable stated interest rate	8.50%	8.50%
Note payable maturity date	April 2028	April 2028
Note Payable Maturing May 2028 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 8,865	$ 8,865
Note payable stated interest rate	3.99%	3.99%
Note payable stated interest rate	8.50%	8.50%
Note payable maturity date	May 2028	May 2028
Note Payable Maturing June 2029 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 2,923	$ 2,923
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	8.50%	8.50%
Note payable maturity date	June 2029	June 2029
Note Payable Maturing July 2029 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 1,594	$ 1,594
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	8.50%	8.50%
Note payable maturity date	July 2029	July 2029
Note Payable Maturing September 2028 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 73,514	$ 73,514
Note payable stated interest rate	5.20%	5.20%
Note payable stated interest rate	8.50%	8.50%
Note payable maturity date	September 2028	September 2028
Note Payable Maturing October 2029 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 4,422	$ 4,422
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	8.00%	8.00%
Note payable maturity date	October 2029	October 2029
Note Payable Maturing November 2029 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 7,899	$ 7,899
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	8.00%	8.00%
Note payable maturity date	November 2029	November 2029
Note Payable Maturing December 2030 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 1,438	$ 1,438
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	8.00%	8.00%
Note payable maturity date	December 2030	December 2030
Note Payable Maturing November 2027 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 19,987	$ 19,987
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	8.00%	8.00%
Note payable maturity date	November 2027	November 2027
Note Payable Maturing April 2031 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 1,473	$ 1,473
Note payable stated interest rate	0.00%	0.00%
Note payable stated interest rate	7.75%	7.75%
Note payable maturity date	April 2031	April 2031
Note Payable Maturing May 2029 [Member]
Debt Instrument [Line Items]
Note payable frequency of periodic payment	monthly
Note payable due in monthly instalments	$ 17,084	$ 17,084
Note payable stated interest rate	5.20%	5.20%
Note payable stated interest rate	7.75%	7.75%
Note payable maturity date	May 2029	May 2029